Note 1. Operations and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2015
Notes
Note 1. Operations and Summary of Significant Accounting Policies

Note 1.       Operations and Summary of Significant Accounting Policies

The following is a summary of certain accounting policies followed in the preparation of these financial statements.  The policies conform to generally accepted accounting principles and have been consistently applied in the preparation of the financial statements:

A.        Nature of Business – The Company owns and licenses the N-Viro Process, a patented technology to treat and recycle wastewater sludges and other bio-organic wastes, utilizing certain alkaline by-products produced by the cement, lime, electric utilities and other industries.  Revenue and the related accounts receivable are due from companies acting as independent agents or licensees, principally municipalities.

B.        Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

C.        Principles of Consolidation – The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries.  All significant intercompany accounts and transactions have been eliminated in consolidation.

D.        Going Concern - The accompanying financial statements have been prepared assuming that the Company will continue as a going concern.  The Company has negative working capital of approximately $2,026,000 at December 31, 2015, and has incurred recurring losses and negative cash flow from operations for the years ended December 31, 2015 and 2014.  Moreover, while the Company expects to arrange for financing with lending institutions, there can be no assurances that the Company will have the ability to do so.

The Company has borrowed money from third parties and related parties and expects to be able to generate future cash from the exercise of common stock warrants, new debt and equity issuances.  The Company has substantially slowed payments to trade vendors, and have renegotiated payment terms with several existing and prior vendors to lengthen the time and/or reduce the amount of cash to repay these trade payables.  In 2013, 2014 and again in 2015 the Company modified all outstanding warrants to enhance their exercisability and realized a total of $246,000 in exercises in 2013 and 2014.  In October 2015, the Company extended the expiration date of all outstanding warrants for exactly one year.  Beginning in March 2014, our operations in Volusia County, Florida, which at the time now represented substantially all revenue, were voluntarily delayed while the Company employed additional personnel and moved assets to its new site in Bradley, Florida.  While operations resumed in Bradley in June 2014, this reduction in revenue materially reduced available cash to fund current or prior expenses incurred.  These factors raise substantial doubt about the Company’s ability to continue as a going concern.  The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

E.         Cash and Cash Equivalents – The Company has cash on deposit primarily in one financial institution which, at times, may be in excess of FDIC insurance limits.

For purposes of the statements of cash flows, the Company considers all certificates of deposit with initial maturities of 90 days or less to be cash equivalents.

Restricted cash consists of one certificate of deposit and corresponding accrued interest which was held as collateral with a performance bond on behalf of one of the Company’s licensees at December 31, 2014.  The restricted cash performance bond was released by the Company’s licensee due to the completion of the contract period in September 2015.

F.         Accounts Receivable – The Company extends unsecured credit to customers under normal trade agreements, which require payment within 30 days.  Accounts greater than 90 days past due amounted to $326 and $99,179 of receivables for the years ended December 31, 2015 and 2014, respectively.  The Company's policy is not to accrue and record interest income on past due trade receivables.  The Company does bill the customer finance charges on past due accounts and records the interest income when collected.

Credit is generally granted on an unsecured basis.  Periodic credit evaluations of customers are conducted and appropriate allowances are established.

Management estimates an allowance for doubtful accounts, which was $32,847 at December 31, 2015 and $116,260 at December 31, 2014.  The estimate is based upon management’s review of delinquent accounts and an assessment of the Company’s historical evidence of collections.

G.        Property and Equipment – Property, machinery and equipment are stated at cost less accumulated depreciation.  Depreciation has been computed primarily by the straight-line method over the estimated useful lives of the assets.  Generally, useful lives are five to fifteen years.  Leasehold improvements are capitalized and amortized over the lesser of the term of the lease or the estimated useful life of the asset.  Depreciation expense amounted to $225,613 and $179,743 in 2015 and 2014, respectively.

Management has reviewed property and equipment for impairment when events and circumstances indicate that the assets might be impaired and the carrying values of those assets may not be recoverable.  During 2015, the Company determined the fair value of property and equipment was less than the carrying amount reflected on the balance sheet, and recorded a non-cash impairment charge of $304,936 to reduce the carrying value of these assets to their estimated fair value of $188,300.  Fair values of the property and equipment were estimated using a market approach, considering the estimated fair values of other comparable property and equipment (Level 3 inputs).

In May 2015 the Company lost their energy partner to develop their N-Viro FuelTM technology in the state of Pennsylvania.  Management intends to move the equipment related to this production technology to other states and find new partners to develop it, however their ability to do so and the ability to generate cash flows from this venture is uncertain as of December 31, 2015.  Additionally, their current operations in the state of Florida have resulted in declining revenues and negative cash flows from operations.  The declines in revenues and operating cash flows, the loss of their energy partner and the inability of the Company to generate sufficient operating cash flows have led to the impairment of property and equipment to fair value in the fourth quarter of 2015.

H.        Intangible Assets – Intangible assets are comprised of patent costs, territory rights and customer licenses/contracts amortized on a straight line basis over their estimated useful lives (ranging from 18 months to 17 years).  Amortization expense amounted to $-0- in 2015 and $7,941 in 2014.

During 2014, the Company determined the fair value of the intangible assets were less than the amount reflected in the balance sheet, and recorded a non-cash impairment charge of $42,653 to reduce the carrying value of these assets to their estimated fair value of zero.  The reason for the impairment of intangible assets in the third quarter of 2014 was primarily due to declines in revenue associated with these assets.

I.          Equity Method Investment – During the year ended December 31, 2014, the Company entered into a subscription agreement with N-Viro Energy Limited representing an approximately 45% interest in the class C voting shares.  The Company’s 2014 loss includes a loss of $10,000 related to the operations of N-Viro Energy Limited.  The loss reduced the Company’s investment in N-Viro Limited to zero and, as a result, the Company discontinued applying the equity method.  The Company will resume application of the equity method only after its share of future earnings of N-Viro Energy Limited are sufficient to recover its share of unrecognized losses during the period the equity method was suspended.  The Company has no obligation to fund future operations of N-Viro Energy Limited.

J.          Revenue Recognition – Sludge processing revenue and royalty fees are recognized under contracts where the Company or licensees utilize the N Viro Process to treat sludge, either pursuant to a fixed-price contract or based on volumes of sludge processed.  Revenue is recognized as services are performed.  Alkaline admixture management service revenue and N-Viro SoilTM revenue are recognized upon shipment.

K.        Loss Per Common Share – Loss per common share has been computed on the basis of the weighted-average number of common shares outstanding during each period presented.  For the years ended December 31, 2015 and 2014, the effects of 2,640,231 and 2,615,231 stock options outstanding, respectively, 2,679,742 and 2,624,142 warrants to purchase common stock, respectively, and, debentures that are convertible to 182,500 and 227,500 shares of common stock, respectively, are excluded from the diluted per share calculation because they would be antidilutive.

L.         Stock Options – The Company records share-based compensation expense using a fair-value based method of measurement that results in compensation costs for essentially all awards of stock-based compensation.  Compensation costs are recognized over the requisite period or periods that services are rendered.

M.        Stock Warrants – The Company records compensation expense for stock warrants based on the estimated fair value of the warrants on the date of grant using the Black-Scholes valuation model.  The Company uses historical data among other factors to estimate the expected price volatility, the expected warrant term and the expected forfeiture rate.  The risk-free rate is based on the U.S. Treasury yield curve in effect at the date of grant for the expected term of the warrant.

N.        New Accounting Standards – The Financial Accounting Standards Board, or FASB, has issued the following new accounting and interpretations, which may be applicable in the future to us:

In February 2016, the FASB issued Accounting Standards Update No. 2016-02, “Leases (Topic 842)” (“ASU 2016-02”)¸which requires that all leases with a term of more than one year, covering leased assets such as real estate and equipment, be reflected on the balance sheet as assets and liabilities for the rights and obligations created by these leases. ASU 2016-02 is effective for fiscal years fiscal years and interim periods beginning after December 15, 2018.  The Company is currently evaluating the impact of the provisions of this new standard on our consolidated financial statements.

In November 2015, the FASB issued Accounting Standards Update No. 2015-17, “Income Taxes (Topic 740), Balance Sheet Classification of Deferred Taxes” (“ASU 2015-17”), which requires companies to classify all deferred tax assets and liabilities as noncurrent on the balance sheet instead of separating deferred taxes into current and noncurrent amounts. ASU 2015-17 is effective for fiscal years and interim periods beginning after December 15, 2016.  The Company is currently evaluating the impact of the provisions of this new standard on our consolidated financial statements.

In August 2014, the FASB issued Accounting Standards Update No. 2014-15, “Disclosure of Uncertainties About an Entity’s Ability to Continue as a Going Concern” (“ASU 2014-15”), which requires management to evaluate, at each annual and interim reporting period, whether there are conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern and provide related disclosures. ASU 2014-15 is effective for the first interim period within annual reporting periods beginning after December 15, 2016 and is not expected to have a material impact on the Company’s consolidated financial statements.

In May 2014, the FASB issued Accounting Standards Update No. 2014-09, “Revenue from Contracts with Customers” (“ASU 2014-09”), which provides guidance for the recognition, measurement and disclosure of revenue resulting from contracts with customers and will supersede virtually all of the current revenue recognition guidance under GAAP. ASU 2014-09 is effective for the first interim period within annual reporting periods beginning after December 15, 2016.  In August 2015, the FASB issued ASU 2015-14, "Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date" (“ASU 2015-14”), which delayed the effective date by one year. As a result, the standard is effective for us for fiscal and interim periods beginning January 1, 2018 and allows for full retrospective or modified retrospective methods of adoption.  The Company is currently evaluating the impact of the provisions of this standard on our consolidated financial statements.

O.        Income Taxes – Deferred income tax assets and liabilities are computed annually for differences between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income.  Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.  Income tax expense is the tax payable or refundable for the current period plus or minus the change during the period in deferred tax assets and liabilities.

The accounting for uncertain tax positions requires the Company to evaluate each income tax position using a two step process which includes a determination as to whether it is more likely than not that the income tax position will be sustained, based upon technical merit and upon examination by the taxing authorities. At December 31, 2015 and 2014, there were no uncertain tax positions that required accrual.  None of the Company’s federal or state income tax returns are currently under examination by the Internal Revenue Service (“IRS”) or state authorities.  However, fiscal years 2012 and later remain subject to examination by the IRS and respective states.

P.         Supplemental Disclosure of Non-Cash Operating, Investing and Financing Activities:

	2015	2014
Deemed dividend on extension of stock warrants	$ 395,224	$ 502,890
Financial Genetics - value of stock issued on consulting agreement	100,000	0
Conversions of convertible debentures to common stock	91,260	0
Value of stock issued for payment of accrued rent	54,107	0
Dynasty Wealth, Inc. - value of warrants issued on consulting agreement	0	460,700
Bowling Green Holdings, LLC - capital lease	0	420,346
Global IR Group - value of stock issued on consulting agreement	0	165,000
Conversions of promissory note debt to common stock	0	55,000
Proceeds from sale of property and equipment recorded as Receivable, net – Other	0	51,889
	$ 640,591	$ 1,655,825

Q.        Segment Information – During 2015, the Company determined that it currently operates in one segment based on the financial information upon which the chief operating decision maker regularly assesses performance and allocates resources.  The chief operating decision maker is the Chief Executive Officer.